Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2015
Estimated Useful Lives Of Depreciable Properties

With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 36 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software

Assets and liabilities of VIEs established to develop and lease real estate at March 31, 2014 and 2015 are included in the consolidated balance sheets as follows:

2014
Develop and lease real estate(*1,2)
Millions of yen
Current assets	¥19,581
Property, plant and equipment	194,942
Investments and other assets	2,353
Current liabilities	2,756
Long-term liabilities	91,305

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥135,677 million, “Current portion of long-term debt” totaling ¥1,013 million and “Long-term debt” totaling ¥59,288 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the VIEs’ land and buildings totaling ¥243,769 million.

2015
Develop and lease real estate(*1,2)
Millions of yen
Current assets	¥29,821
Property, plant and equipment	188,854
Investments and other assets	2,489
Current liabilities	3,502
Long-term liabilities	80,986

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estate included “Land” totaling ¥133,913 million, “Current portion of long-term debt” totaling ¥825 million and “Long-term debt” totaling ¥51,791 million, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the VIEs’ land and buildings totaling ¥238,280 million.

Analysis of Changes in Redeemable Noncontrolling Interests

An analysis of the changes for the fiscal year ended March 31, 2015 in Redeemable noncontrolling interests is shown below:

	2014	2015
	Millions of yen
Balance at beginning of year	¥—	¥25,912
Acquisition of new subsidiaries	25,912	—
Comprehensive income (loss)
Net income	—	1,090
Other comprehensive income (loss)
Foreign currency translation adjustments	—	1,235
Changes in NTT’s ownership interest in subsidiaries	—	35
Balance at end of year	¥25,912	¥28,272